Post-Employment Benefits - Details of Net Defined Benefit Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 1,444,252	₩ 1,491,146
Fair value of plan assets	(1,603,911)	(1,897,025)
Total	(159,659)	(405,879)
Defined benefit liabilities, net	1,093	1,559
Defined benefit assets, net	₩ (160,752)	₩ (407,438)